Investment in Unconsolidated Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investment in Unconsolidated Entities
Investment in Unconsolidated Entity
The MVP Joint Venture is constructing the Mountain Valley Pipeline (MVP), an estimated 300-mile natural gas interstate pipeline spanning from northern West Virginia to southern Virginia. EQM is the operator of the MVP and owned a 45.5% interest in the MVP Joint Venture as of March 31, 2018. The MVP Joint Venture is a variable interest entity because it has insufficient equity to finance its activities during the construction stage of the project. EQM is not the primary beneficiary because it does not have the power to direct the activities of the MVP Joint Venture that most significantly impact its economic performance. Certain business decisions require the approval of owners holding more than a 66 2/3% interest in the MVP Joint Venture and no one member owns more than a 66 2/3% interest. The MVP Joint Venture is an equity method investment for accounting purposes as EQM has the ability to exercise significant influence over operating and financial policies of the MVP Joint Venture.
In February 2018, the MVP Joint Venture issued a capital call notice to MVP Holdco, LLC (MVP Holdco), a direct wholly owned subsidiary of EQM, for $65.8 million, which was paid in May 2018. The capital contribution payable has been reflected on the combined balance sheet as of March 31, 2018 with a corresponding increase to EQM's investment in the MVP Joint Venture.
Equity income, which is primarily related to EQM's portion of the MVP Joint Venture's equity component of allowance for funds used during construction (AFUDC) on construction of the MVP, is reported in equity income in the statements of combined operations.
As of March 31, 2018, EQM had issued a $91 million performance guarantee in favor of the MVP Joint Venture to provide performance assurances for MVP Holdco's obligations to fund its proportionate share of the construction budget for the MVP. As of March 31, 2018, EQM's maximum financial statement exposure related to the MVP Joint Venture was approximately $637 million, which consists of the investment in unconsolidated entity balance on the combined balance sheet as of March 31, 2018 and amounts that could have become due under EQM's performance guarantee as of that date.
The following tables summarize the unaudited condensed financial statements for the MVP Joint Venture.
Condensed Consolidated Balance Sheets

	March 31, 2018	December 31, 2017
	(Thousands)
Current assets	$349,620	$330,271
Noncurrent assets	906,626	747,728
Total assets	$1,256,246	$1,077,999

Current liabilities	$55,305	$65,811
Equity	1,200,941	1,012,188
Total liabilities and equity	$1,256,246	$1,077,999
Condensed Statements of Consolidated Operations

	Three Months Ended March 31,
	2018	2017
	(Thousands)
Net interest income	$6,183	$2,247
AFUDC - equity	13,182	7,153
Net income	$19,365	$9,400

Investment in Unconsolidated Entity
On March 30, 2015, EQM assumed EQT's interest in MVP Holdco, which owns the interest in the MVP Joint Venture, for $54.2 million. The MVP Joint Venture plans to construct the Mountain Valley Pipeline (MVP), an estimated 300-mile natural gas interstate pipeline spanning from northern West Virginia to southern Virginia. EQM also assumed the role of operator of the MVP from EQT. In April 2015, October 2015 and January 2016, EQM sold 10%, 1% and 8.5% ownership interests in the MVP Joint Venture, respectively. The purchase from EQT and subsequent sales of interests in the MVP Joint Venture were all for consideration that represented the proportional amount of capital contributions made to the joint venture as of the date of the respective transactions. As of December 31, 2017, EQM owned a 45.5% interest in the MVP Joint Venture.
The MVP Joint Venture has been determined to be a variable interest entity because it has insufficient equity to finance its activities during the construction stage of the project. EQM is not the primary beneficiary because it does not have the power to direct the activities of the MVP Joint Venture that most significantly impact its economic performance. Certain business decisions, including, but not limited to, decisions about operating and construction budgets, project construction schedule, material contracts or precedent agreements, indebtedness, significant acquisitions or dispositions, material regulatory filings and strategic decisions require the approval of owners holding more than a 66 2/3% interest in the MVP Joint Venture and no one member owns more than a 66 2/3% interest. Beginning on the date it was assumed from EQT, EQM accounted for the MVP Interest as an equity method investment as EQM has the ability to exercise significant influence over operating and financial policies of the MVP Joint Venture. EQM records adjustments to the investment balance for contributions to or distributions from the MVP Joint Venture and its pro-rata share of earnings of the MVP Joint Venture.
In December 2017, the MVP Joint Venture issued a capital call notice to MVP Holdco for $105.7 million, of which $27.2 million was paid in January 2018 and $78.5 million was paid in February 2018. The capital contribution payable has been reflected on the combined balance sheet as of December 31, 2017 with a corresponding increase to EQM's investment in the MVP Joint Venture.
Equity income related to EQM's portion of the MVP Joint Venture's AFUDC on construction of the MVP is reported in other income in the statements of combined operations and was $22.2 million, $9.9 million and $2.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.
As of December 31, 2017, EQM had issued a $91 million performance guarantee in favor of the MVP Joint Venture to provide performance assurances for MVP Holdco's obligations to fund its proportionate share of the construction budget for the MVP.
As of December 31, 2017, EQM's maximum financial statement exposure related to the MVP Joint Venture was approximately $552 million, which consists of the investment in unconsolidated entity balance on the combined balance sheet as of December 31, 2017 and amounts which could have become due under EQM's performance guarantee as of that date.
The following tables summarize the audited financial statements for the investment in unconsolidated entity accounted for under the equity method of accounting.
Consolidated Balance Sheets

	As of December 31,
	2017	2016
	(Thousands)
Current assets	$330,271	$53,959
Noncurrent assets	747,728	361,820
Total assets	$1,077,999	$415,779

Current liabilities	$65,811	$10,149
Equity	1,012,188	405,630
Total liabilities and equity	$1,077,999	$415,779
Statements of Consolidated Operations

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
AFUDC - equity	$32,054	$16,315	$3,576
Net interest income	16,674	5,206	1,143
Net income	$48,728	$21,521	$4,719